8. Commitments and Contingencies: Contractual Obligation, Fiscal Year Maturity Schedule (Details) (USD $)	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 4,943,384
Operating Leases, Future Minimum Payments, Due in Two Years	3,725,107
Operating Leases, Future Minimum Payments, Due in Three Years	3,013,849
Operating Leases, Future Minimum Payments, Due in Four Years	1,784,965
Operating Leases, Future Minimum Payments, Due in Five Years	804,150
Operating Leases, Future Minimum Payments Due	$ 14,294,104